INVESTMENTS - Schedule of Roll Forward of Allowance for Credit Losses of Fixed Maturities, Available for Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (36)	$ (48)
Credit losses on securities where credit losses were not previously recorded	(42)	(9)
Increases in allowance on previously impaired securities	(16)	0
Decreases in allowance on previously impaired securities	0	0
Reduction in allowance due to disposals	26	21
Balance, end of period	(68)	(36)
Corporate Securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	(35)	(47)
Credit losses on securities where credit losses were not previously recorded	(28)	(9)
Increases in allowance on previously impaired securities	(16)	0
Decreases in allowance on previously impaired securities	0	0
Reduction in allowance due to disposals	25	20
Balance, end of period	(54)	(35)
Asset-backed securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Credit losses on securities where credit losses were not previously recorded	(14)	0
Increases in allowance on previously impaired securities	0	0
Decreases in allowance on previously impaired securities	0	0
Reduction in allowance due to disposals	0	0
Balance, end of period	(14)	0
Foreign Corporate Securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	(1)
Credit losses on securities where credit losses were not previously recorded	0	0
Increases in allowance on previously impaired securities	0	0
Decreases in allowance on previously impaired securities	0	0
Reduction in allowance due to disposals	0	1
Balance, end of period	$ 0	$ 0